Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement Tables [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market prices or valuation techniques
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 143,013 29,509 2,333 174,854 128,428 27,687 3,108 159,223
of which: Equity instruments 127,459 538 151 128,149 116,536 430 91 117,056 of which: Government bills / bonds 6,868 4,298 2 11,168 4,443 3,261 41 7,746 of which: Investment fund units 8,319 1,287 71 9,677 6,537 987 151 7,675 of which: Corporate and municipal bonds 367 21,358 874 22,599 911 17,585 838 19,334 of which: Loans 0 1,703 1,111 2,814 0 5,200 1,799 6,998
of which: Asset-backed securities 0 324 123 447 1 219 153 373
Derivative financial instruments 581 144,514 3,230 148,325 795 182,849 2,792 186,435
of which: Foreign exchange
293 48,079 306 48,678 472 100,572 66 101,111
of which: Interest rate
0 34,156 1,159 35,315 0 41,193 878 42,071
of which: Equity / index
0 49,379 1,435 50,814 0 35,747 1,129 36,876
of which: Credit 0 3,587 323 3,910 0 2,555 581 3,136
of which: Commodities 3 9,239 5 9,247 1 2,599 17 2,617
Brokerage receivables 0 35,579 0 35,579 0 25,858 0 25,858
Financial assets at fair value not held for trading 47,564 50,817 8,911 107,293 35,910 50,545 8,747 95,203
of which: Financial assets for unit-linked investment contracts 20,776 145 0 20,922 17,101 6 0 17,106 of which: Corporate and municipal bonds 0 16,936 89 17,026 31 14,695 133 14,859 of which: Government bills / bonds 26,208 6,147 0 32,355 18,264 6,204 0 24,469 of which: Loans 0 5,760 4,226 9,987 0 4,427 3,192 7,619
of which: Securities financing transactions 0 20,553 937 21,490 0 24,026 611 24,638 of which: Asset-backed securities 0 1,002 480 1,482 0 972 597 1,569 of which: Auction rate securities 0 0 191 191 0 0 191 191
of which: Investment fund units 480 101 678 1,259 423 133 681 1,237 of which: Equity instruments 100 0 2,080 2,180 91 0 2,916 3,008
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income 11,735 2,133 0 13,868 59 2,137 0 2,195 of which: Government bills / bonds 11,659 0 0 11,659 0 0 0 0 of which: Commercial paper and certificates of deposit 0 1,944 0 1,944 0 1,959 0 1,959 of which: Corporate and municipal bonds 76 189 0 265 59 178 0 237
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 12,996 0 0 12,996 7,341 0 0 7,341
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 62 62 0 0 84 84
Total assets measured at fair value 215,890 262,551 14,536 492,977 172,532 289,076 14,731 476,340

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market prices or valuation techniques (continued)
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 39,315 14,278 107 53,700 24,577 10,429 240 35,247 of which: Equity instruments 32,533 135 65 32,734 18,528 257 29 18,814 of which: Corporate and municipal bonds 12 11,818 37 11,867 5 8,771 206 8,982 of which: Government bills / bonds 4,894 2,007 0 6,901 4,336 1,174 0 5,510 of which: Investment fund units 1,874 177 3 2,054 1,708 162 3 1,873
Derivative financial instruments 688 150,598 4,981 156,267 829 175,788 4,060 180,678
of which: Foreign exchange
346 49,496 77 49,918 506 94,077 46 94,628
of which: Interest rate
0 30,539 317 30,856 0 36,313 324 36,636
of which: Equity / index
0 58,396 4,224 62,620 0 39,597 3,142 42,739
of which: Credit 0 4,052 314 4,366 0 3,280 414 3,694
of which: Commodities 2 8,024 16 8,043 1 2,200 15 2,216
of which: Loan commitments measured at FVTPL 0 6 26 33 0 75 62 137
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 62,202 0 62,202 0 49,023 0 49,023
Debt issued designated at fair value 0 96,457 11,087 107,544 0 90,725 11,842 102,567
Other financial liabilities designated at fair value 0 32,047 3,240 35,287 0 29,779 4,262 34,041 of which: Financial liabilities related to unit-linked investment contracts
0 21,052 0 21,052 0 17,203 0 17,203
of which: Securities financing transactions
0 3,389 459 3,848 0 5,798 0 5,798
of which: Funding from UBS Group AG
0 5,500 1,604 7,104 0 3,848 1,494 5,342
of which: Over-the-counter debt instruments
and others 0 2,107 1,178 3,284 0 2,930 2,768 5,698
Total liabilities measured at fair value 40,003 355,584 19,415 415,001 25,406 355,744 20,405 401,555
1 Bifurcated embedded derivatives are presented on the same
balance sheet lines as their host contracts and
are not included in this table. The fair value of these
derivatives was not material for the periods presented.
2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD m 2025 2024 2023
Reserve balance at the beginning of the year 421 397 422
Profit / (loss) deferred on new transactions 299 244 250
(Profit) / loss recognized in the income statement (271) (215) (275)
Foreign currency translation (2) (6) 0
Reserve balance at the end of the year 446 421 397

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory
Own credit adjustments on financial liabilities designated at fair value
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Recognized during the period:
Realized gain / (loss)
(51) (50) 8
Unrealized gain / (loss)
(519) (891) (869)
Total gain / (loss), before tax (569) (941) (861)
of which: recognized during the period and disclosed in the Statement of comprehensive income (569) 75 (861)
of which: recognized upon the merger of UBS AG and Credit Suisse AG in retained earnings (1,016)
USD m 31.12.25 31.12.24 31.12.23
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)
(1,733) (1,165) (312)
of which: debt issued designated at fair value (1,014) (780) (208)
of which: other financial liabilities designated at fair value (719) (385) (105)

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory
Other valuation adjustment reserves on the balance sheet
As of
USD m 31.12.25 31.12.24
Credit valuation adjustments
1
(29) (125)
Funding and debit valuation adjustments (50) (96)
Other valuation adjustments (740) (1,206)
of which: liquidity (523) (746)
of which: model uncertainty (217) (460)
1 Amount does not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.25 31.12.24
USD bn 31.12.25 31.12.24 31.12.25 31.12.24 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial instruments other than derivative financial instruments
Corporate and municipal
bonds 1.0 1.0 0.0 0.2
Relative value to
market comparable Bond price equivalent 11 104 80 23 114 98 points
Loans at fair value (held
for trading and not held
for trading) and
guarantees
3
5.6 5.2 0.0 0.0
Relative value to
market comparable Loan price equivalent 19 101 87 1 173 84 points
Discounted expected
cash flows Credit spread 233 277 277 16 545 195
basis
points
Market comparable
and securitization
model Credit spread 85 1,965 323 75 1,899 208
basis
points
Asset-backed securities 0.6 0.7 0.0 0.0
Relative value to
market comparable Bond price equivalent 6 120 82 0 112 79 points
Investment fund units
4
0.7 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
2.2 3.0 0.1 0.0
Relative value to
market comparable Price
Securities financing
transactions 0.9 0.6 0.5 0.0
Discounted expected
cash flows Funding spread 95 166 95 201
basis
points
Debt issued designated at
fair value and Other
financial liabilities
designated at fair value
3
13.9 16.1
Derivative financial instruments
Interest rate 1.2 0.9 0.3 0.3 Option model
Volatility of interest
rates 61 85 50 156
basis
points
Credit 0.3 0.6 0.3 0.4
Discounted expected
cash flows
Credit spreads
3 1,040 2 1,789
basis
points
Recovery rates 4 60 0 100%
Option model Recovery rates 0 40%
Equity / index 1.4 1.1 4.2 3.1 Option model Equity dividend yields 0 11 0 16%
Volatility of equity
stocks, equity and
other indices 3 104 4 126%
Equity-to-FX
correlation (65) 70 (65) 80%
Equity-to-equity
correlation (10) 100 0 100%
Loan commitments
measured at FVTPL 0.0 0.1
Relative value to
market comparable Loan price equivalent 80 100 60 101 points
1 The ranges of significant unobservable
inputs are represented in points, percentages
and basis points. Points are
a percentage of par (e.g. 100 points
would be 100% of par).
2 Weighted averages are provided
for most
non-derivative financial
instruments and
were calculated
by weighting
inputs based
on the
fair values
of the
respective instruments.
Weighted averages
are not
provided for
inputs related
to Securities
financing transactions and Derivative financial instruments, as this would not be meaningful.
3 Excludes securities financing transactions. Debt issued designated at fair value and Other financial liabilities designated
at fair value primarily consists of UBS AG structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of which
have embedded derivative parameters that are
considered to be unobservable. The derivative instrument parameters for debt issued designated at
fair value, embedded derivatives for over-the-counter debt instruments reported under Other
financial liabilities designated
at fair value
and funded derivatives
reported under Loans
at fair value
(held for trading
and not held
for trading) are
presented in the
corresponding derivative
financial instruments lines in this table.
4 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements to changes in unobservable input assumptions
1
31.12.25 31.12.24
USD m
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Loans at fair value (held for trading and not held for trading) and guarantees
2
79 (67) 185 (143)
Securities financing transactions 16 (8) 30 (24)
Auction rate securities 8 (4) 8 (6)
Asset-backed securities 15 (15) 32 (28)
Equity instruments 414 (389) 333 (308)
Investment fund units 204 (206) 179 (181)
Loan commitments measured at FVTPL 15 (25) 38 (42)
Interest rate derivatives, net 52 (23) 115 (70)
Credit derivatives, net 25 (55) 112 (117)
Foreign exchange derivatives, net 9 (6) 3 (2)
Equity / index derivatives, net 667 (570) 732 (617)
Other 206 (83) 289 (161)
Total 1,710 (1,452) 2,056 (1,700)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.
2 Sensitivity of funded derivatives is reported under equivalent derivatives.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
USD bn
Balance at
the
beginning
of the
period
Effect from
merger of
UBS AG
and Credit
Suisse AG
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers
into
Level 3
Transfers
out of
Level 3
Foreign
currency
translation
Balance
at the end
of the
period
For the twelve months ended 31 December 2025
2
Financial assets at fair value held for
trading 3.1 (0.2) (0.2) 0.6 (1.6) 0.5 (0.4) 0.3 (0.1) 0.1 2.3
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal
bonds 0.8 (0.1) (0.0) 0.6 (0.5) 0.0 (0.0) 0.1 (0.1) 0.0 0.9
of which: Loans 1.8 0.0 (0.1) 0.0 (0.8) 0.5 (0.4) 0.0 (0.0) 0.0 1.1
Derivative financial instruments –
assets 2.8 (0.3) (0.2) 0.0 (0.0) 1.3 (1.2) 0.9 (0.3) (0.0) 3.2
of which: Interest rate 0.9 0.2 0.1 0.0 (0.0) 0.1 (0.3) 0.5 (0.1) (0.1) 1.2 of which: Equity / index 1.1 (0.3) (0.3) 0.0 (0.0) 0.8 (0.4) 0.3 (0.2) 0.0 1.4 of which: Credit 0.6 (0.1) (0.0) 0.0 (0.0) 0.1 (0.3) 0.1 (0.0) 0.0 0.3
Financial assets at fair value not held
for trading 8.7 0.7 0.6 0.3 (1.6) 2.4 (1.8) 0.2 (0.3) 0.2 8.9 of which: Loans 3.2 0.8 0.8 0.0 (0.0) 1.9 (1.5) 0.0 (0.2) 0.1 4.2
of which: Auction rate securities 0.2 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.2 of which: Equity instruments 2.9 0.0 (0.0) 0.2 (1.2) 0.0 (0.0) 0.0 (0.0) 0.1 2.1
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.2) 0.0 (0.0) 0.0 (0.0) 0.0 0.7 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 (0.1) 0.1 (0.0) 0.0 0.5
Derivative financial instruments –
liabilities 4.1 0.3 0.3 0.0 (0.0) 2.3 (1.5) 0.4 (0.6) 0.1 5.0
of which: Interest rate 0.3 0.0 (0.1) 0.0 (0.0) 0.2 (0.2) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.3 0.4 0.0 (0.0) 1.9 (1.0) 0.3 (0.5) 0.0 4.2 of which: Credit 0.4 (0.1) (0.0) 0.0 (0.0) 0.1 (0.2) 0.0 (0.0) 0.0 0.3
of which: Loan commitments
measured at FVTPL 0.1 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 11.8 0.8 0.8 0.0 (0.0) 4.2 (3.4) 0.8 (3.7) 0.4 11.1
Other financial liabilities designated
at fair value 4.3 0.1 0.1 0.0 (0.0) 0.7 (2.0) 0.0 (0.0) 0.1 3.2
For the twelve months ended 31 December 2024
Financial assets at fair value held for
trading 1.8 7.8 (0.0) (0.3) 0.5 (4.2) 0.5 (3.1) 0.3 (0.4) (0.1) 3.1
of which: Equity instruments 0.1 0.1 (0.1) (0.1) 0.0 (0.2) 0.0 (0.0) 0.1 (0.0) (0.0) 0.1
of which: Corporate and municipal
bonds 0.6 0.4 (0.1) (0.1) 0.3 (0.3) 0.0 (0.0) 0.1 (0.0) (0.0) 0.8
of which: Loans 0.9 7.0 0.2 (0.1) 0.0 (3.5) 0.5 (3.0) 0.0 (0.4) (0.1) 1.8
Derivative financial instruments –
assets 1.3 0.7 0.0 0.2 0.0 (0.1) 1.3 (0.7) 0.7 (0.4) (0.0) 2.8
of which: Interest rate 0.3 0.0 0.1 0.0 0.0 (0.1) 0.5 (0.1) 0.2 (0.0) 0.0 0.9 of which: Equity / index 0.7 0.2 0.1 0.1 0.0 (0.0) 0.6 (0.3) 0.2 (0.3) (0.0) 1.1
of which: Credit 0.3 0.1 (0.1) (0.0) 0.0 (0.0) 0.1 (0.1) 0.3 (0.0) (0.0) 0.6
Financial assets at fair value not held
for trading 4.1 4.1 0.2 0.2 0.3 (0.4) 2.4 (1.9) 0.5 (0.4) (0.1) 8.7
of which: Loans 1.3 0.8 0.2 0.3 0.0 0.0 1.6 (0.4) 0.0 (0.3) (0.1) 3.2
of which: Auction rate securities 1.2 0.0 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2
of which: Equity instruments 1.1 1.8 0.0 (0.0) 0.2 (0.2) 0.0 (0.0) 0.1 0.0 (0.0) 2.9
of which: Investment fund units 0.2 0.4 0.0 (0.0) 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Asset-backed securities 0.0 0.5 0 0 0.0 (0.1) 0.0 0.0 0.3 (0.1) 0 0.6
Derivative financial instruments –
liabilities 3.2 0.9 0.1 0.2 0.0 (0.0) 1.9 (2.0) 0.6 (0.6) (0.1) 4.1
of which: Interest rate 0.1 0.1 0.0 0.1 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.3 of which: Equity / index 2.7 0.2 0.4 0.2 0.0 (0.0) 1.7 (1.8) 0.4 (0.4) (0.1) 3.1
of which: Credit 0.3 0.2 (0.1) (0.1) 0.0 (0.0) 0.2 (0.1) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 0.0 0.4 (0.2) (0.0) 0.0 (0.0) 0.0 (0.1) 0.0 (0.1) (0.0) 0.1
Debt issued designated at fair value 7.8 4.5 0.3 0.2 0.0 (0.0) 4.3 (3.5) 1.7 (2.9) (0.3) 11.8
Other financial liabilities designated at
fair value 2.3 1.9 (0.1) (0.1) 0.0 (0.0) 1.3 (1.1) 0.1 (0.1) (0.0) 4.3
1 Net gains / losses included
in comprehensive income are recognized
in Net interest income and Other
net income from financial instruments measured
at fair value through profit
or loss in the Income statement,
and also in Gains / (losses) from own
credit on financial liabilities designated at
fair value, before tax in
the Statement of comprehensive income.
2 Total Level 3 assets as
of 31 December 2025 were USD
14.5 bn
(31 December 2024: USD 14.7 bn). Total Level 3 liabilities as of 31 December 2025 were USD 19.4 bn (31 December 2024: USD 20.4 bn).

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk
31.12.25
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
37.0 37.0
Derivative financial instruments
4,5
148.3 6.6 126.1 15.6
Brokerage receivables 35.6 35.4 0.2
Financial assets at fair value not
held for trading – debt instruments
6
82.9 0.0 31.0 0.6 51.3
Total financial assets measured at fair value
303.9 0.0 73.0 0.0 0.6 126.1 0.0 0.0 104.1
Guarantees 0.3 0.0 0.1 0.2 0.0
31.12.24
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
34.5 34.5
Derivative financial instruments
4,5
186.4 6.7 156.0 23.8
Brokerage receivables 25.9 25.7 0.2
Financial assets at fair value not
held for trading – debt instruments
6
73.8 0.1 31.5 1.0 41.3
Total financial assets measured at fair value 320.6 0.1 63.9 0.0 1.0 156.0 0.0 0.0 99.7
Guarantees 0.4 0.1 0.0 0.3 0.0
1 The maximum exposure to
loss is generally equal to the
carrying amount and subject to change
over time with market movements.
2 For the purpose of this
disclosure, collateral and credit
enhancements were
not considered as these positions
are generally managed under
the market risk
framework.
3 Does not include investment
fund units.
4 Includes USD
32
m of fair value
loan commitments (31 December
2024:
USD 146 m) and USD 7
m of forward
starting reverse repurchase
agreements classified as
derivatives (31 December
2024: USD
20
m). The full
contractual committed amount
of forward starting
reverse repurchase
agreements (generally
highly collateralized)
of USD
54.5
bn (31 December
2024: USD
51.5
bn) and
derivative loan
commitments (mostly
secured) of
USD
13.6
bn, of
which USD
3.5
bn has
been sub-participated
(31 December 2024: USD 14.8 bn, of which USD 4.0
bn had been sub-participated), is presented in Note 10 under notional amounts.
5 The amount shown in the “Netting” column represents
the netting potential
not recognized
on the
balance sheet.
Refer to
Note 21 for
more information.
6 Does not
include unit-linked
investment contracts
and investment
fund units.
Financial assets
at fair
value not
held for
trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured at fair value
31.12.25 31.12.24
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 209.9 209.9 0.0 0.0 0.0 209.9 223.3 223.3 0.0 0.0 0.0 223.3
Amounts due from banks 19.2 18.4 0.0 0.8 0.0 19.2 18.1 17.1 0.0 0.8 0.2 18.1
Receivables from securities financing
transactions measured at amortized cost 83.7 79.4 0.0 3.7 0.5 83.7 118.3 115.1 0.0 2.8 0.4 118.3
Cash collateral receivables on derivative
instruments 41.6 41.6 0.0 0.0 0.0 41.6 44.0 44.0 0.0 0.0 0.0 44.0
Loans and advances to customers 658.8 178.5 0.0 41.6 430.1 650.2 587.3 182.9 0.0 44.5 355.0 582.4
Other financial assets measured at
amortized cost 72.0 12.2 16.2 40.1 2.8 71.3 59.3 10.5 13.2 31.0 2.8 57.5
Liabilities
Amounts due to banks 24.4 16.4 0.0 8.1 0.0 24.5 23.3 16.1 0.0 7.2 0.0 23.4
Payables from securities financing
transactions measured at amortized cost 16.2 6.1 0.0 9.9 0.2 16.2 14.8 7.1 0.0 7.5 0.2 14.8
Cash collateral payables on derivative
instruments 34.7 34.7 0.0 0.0 0.0 34.7 36.4 36.4 0.0 0.0 0.0 36.4
Customer deposits 796.3 737.1 0.0 59.6 0.0 796.7 749.5 677.3 0.0 72.6 0.0 750.0
Funding from UBS Group AG measured at
amortized cost 110.6 1.9 0.0 112.7 0.0 114.6 107.9 2.5 0.0 110.0 0.0 112.5
Debt issued measured at amortized cost 100.2 14.2 0.0 86.4 0.0 100.6 101.1 15.6 0.0 87.1 0.0 102.7
Other financial liabilities measured at
amortized cost
2
13.1 13.1 0.0 0.0 0.0 13.1 17.9 16.5 0.0 0.1 1.3 17.9
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).
2 Excludes lease liabilities.